Mortgages Payable (Details)	Dec. 31, 2015 USD ($)
Mortgages Payable [Abstract]
2016	$ 1,919,689
2017	31,535,642
2018	9,114,886
2019	5,104,650
2020	20,616,986
Total	$ 68,291,853